Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Sep. 30, 2011 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage basis of funds on deposit for interest income recognition (in hundredths)	100.00%
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)	80.00%		100.00%	80.00%	80.00%		80.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)	0.383%		0.383%	0.50%	0.50%		0.50%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)	4.60%		4.60%	6.00%	6.00%		6.00%
Limited partners unit that can be redeemed (in hundredths)	100.00%
Whole Units required per redemption (in units)	50
Distributions	$ 0
Provision for income taxes	0
Unrecognized tax benefit	0	0
Settlement award payment						$ 10,951